Warranty Liabilities (Tables)	12 Months Ended
Jan. 03, 2015
Warranty Liabilities
Schedule of warranty liability activity

Warranty liability activity consisted of the following (in thousands):

Fiscal Year	2014	2013	2012
Beginning balance	$15,658	$13,383	$10,996
Settlements in cash or kind	(12,313)	(10,672)	(6,945)
Warranties issued and adjustments to preexisting warranties(1)	10,155	12,607	8,737
Liabilities assumed in acquisition	0	340	595

Ending balance	$13,500	$15,658	$13,383

(1)	Changes in cost estimates related to preexisting warranties are aggregated with accruals for new standard warranties issued and foreign currency changes.